November 12, 2020

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	M3Sixty Funds Trust (the “Trust”) (File Nos. 333-206491 and 811-23089)

Ladies and Gentlemen:

The enclosed filing pursuant to Rule 497(c) is being made for the sole purpose of submitting an interactive data file as required by Rule 405 of Regulation S-T. The interactive data file included as exhibits to this filing relates to the final Prospectus filed with the Securities and Exchange Commission on October 30, 2020 (Accession No. 0001387131-20-009489) for the F/m Investments Large Cap Focused Fund, a series portfolio of the Trust.

If you have any questions concerning the foregoing, please contact Bo J. Howell at (513) 629-9482 or BJHowell@strausstroy.com.

Very truly yours,

/s/ Bo James Howell
Bo James Howell
On behalf of Strauss Troy Co., LPA